NOTE PAYABLE	12 Months Ended
Dec. 31, 2020
Disclosure of Note payable Abstract
NOTE PAYABLE
7.	NOTE PAYABLE

During the year, the Company entered into an agreement with Medtronic for a note payable (the “Note”).  In connection with the Note, the Company executed and delivered a security agreement in favour of Medtronic (the “Security Agreement”). Under the Note agreement, the Company received $1.5 million in cash and owes an additional $296,046 related to certain legal, transaction and intellectual property related expenses incurred by Medtronic pursuant to the Medtronic agreements and will bear interest at the rate of 8% per annum. The unpaid principal balance owing under the Note, together with any accrued and unpaid interest and all other unpaid obligations under the Note, shall be due and payable in full on the earliest to occur of: (i) June 3, 2023, (ii) a Change of Control (as defined in the Note), or (iii) the completion of the last milestone under the Development Agreement (see Note 2). For the year ended December 31, 2020, the Note has accrued interest of $89,451.

The Security Agreement grants a security interest in all of the Company’s present and future property including all personal property, inventory, equipment, and intellectual property to the Corporate Lender. In addition, Medtronic’s rights and powers include without limitation (a) exercising and enforcing all rights and remedies of a holder of collateral as if Medtronic were the absolute owner of the collateral, (b) collection of any proceeds arising in respect of all of the Company’s property pledged as security for the loan, (c) license or sublicense, whether on an exclusive or non-exclusive basis, of any of the Company’s intellectual property for such term and on such conditions and in such manner as Medtronic in its sole judgement determines (taking into account such provisions as may be necessary to protect and preserve such intellectual property), and (d) the right to enforce its security in the event of a default which may include the appointment of a receiver by instrument or order of the court.